Business Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Schedule of Quantitative Reconciliation of Adjusted EBITDA

The following is a quantitative reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial performance measure, which is net loss for the periods indicated (in thousands):

	13-Weeks Ended
	March 30,	March 31,
	2013	2012
Adjusted EBITDA	$156,485	$177,520
Adjustments:
Sponsor fees (1)	(2,567)	(2,603)
Restructuring and tangible asset impairment charges (2)	(1,792)	(6)
Share-based compensation expense (3)	(3,800)	(1,644)
LIFO reserve change (4)	(1,890)	2,243
Loss on extinguishment of debt (5)	(23,967)	—
Business transformation costs (6)	(13,900)	(18,705)
Other (7)	(14,981)	(6,588)

EBITDA	93,588	150,217
Interest expense, net	(81,826)	(71,594)
Income tax (provision) benefit	(12,292)	1,812
Depreciation and amortization expense	(94,178)	(83,924)

Net loss	$(94,708)	$(3,489)

(1)	Consists of management fees paid to the Sponsors.
(2)	Restructuring and tangible asset impairment charges primarily consist of facility closing, severance and related costs and tangible asset impairment charges.
(3)	Share-based compensation expense represents costs recorded for Share Option Awards and Restricted Share Awards granted.
(4)	Consists of changes in the LIFO reserve.
(5)	The 2013 loss on extinguishment of debt consists of an early redemption premium and a write-off of unamortized debt issuance costs related to the Senior Subordinated Notes redemption.
(6)	Consists of costs to functionalize and optimize our business processes and systems.
(7)	Other includes gains, losses or charges as specified under the Company’s debt agreements.

The following is a quantitative reconciliation of Adjusted EBITDA to the most directly comparable U.S. GAAP financial performance measure, which is net income (loss):

	Year Ended December 29, 2012	Year Ended December 31, 2011	Year Ended January 1, 2011
	(in thousands)
Adjusted EBITDA	$840,750	$812,118	$736,224
Adjustments:
Sponsor fees (1)	(10,242)	(10,206)	(10,654)
Restructuring and tangible asset impairment (2)	(8,923)	(71,892)	(10,512)
Share-based compensation expense (3)	(4,312)	(14,677)	(3,484)
LIFO reserve change (4)	(13,213)	(59,300)	(30,047)
Legal (5)	—	(3,000)	(607)
Loss on extinguishment of debt (6)	(31,423)	(76,011)	—
Pension settlement (7)	(17,840)	—	—
Business transformation costs (8)	(74,900)	(44,700)	(18,802)
Other (9)	(20,918)	(26,231)	(10,258)

EBITDA	658,979	506,101	651,860
Interest expense, net	(311,812)	(307,614)	(341,718)
Income tax benefit (provision)	(42,448)	42,074	(15,585)
Depreciation and amortization expense	(355,892)	(342,732)	(307,522)

Net loss	$(51,173)	$(102,171)	$(12,965)

(1)	Consists of management fees paid to the Sponsors.
(2)	Restructuring and tangible asset impairment charges primarily consist of facility closing, severance and related costs and tangible asset impairment charges.
(3)	Share-based compensation expense represents costs recorded for Share Option Awards and Restricted Share Awards granted.
(4)	Consists of changes in the LIFO reserve.
(5)	Legal includes settlement costs accrued in 2011 for a class action matter and costs incurred for Ahold related legal matters in 2010.
(6)	The 2012 loss on extinguishment of debt consists of an early redemption premium and a write-off of unamortized debt issuance costs related to the Senior Subordinated Notes redemption, fees paid to debt holders, certain third party costs and the write-off of unamortized debt issuance costs related to the 2007 Term Loan amendments, certain third party costs related to the 2012 ABS Facility and a write-off of unamortized debt issuance costs related to the previous ABS Facility. The 2011 loss on extinguishment of debt consists of an early redemption premium and a write-off of unamortized debt issuance costs related to the May 2011 debt refinancing transactions.
(7)	Consists of a non-recurring charge resulting from lump-sum payment settlements to former employees participating in several Company sponsored pension plans.
(8)	Consists of costs to functionalize and optimize our business processes and systems, as well as implement our new brand image.
(9)	Other includes gains, losses or charges as permitted under the Company’s debt agreements.

Sales Mix for Principal Product Categories

The following table presents the sales mix for the Company’s principal product categories for the years ended December 29, 2012, December 31, 2011 and January 1, 2011:

	Year Ended December 29, 2012	Year Ended December 31, 2011	Year Ended January 1, 2011
	(in thousands)
Meats and seafood	$7,445,636	$6,851,675	$6,301,736
Dry grocery products	4,214,890	3,939,459	3,640,456
Refrigerated and frozen grocery products	3,373,764	3,170,696	3,041,560
Equipment, disposables and supplies	2,075,323	1,952,317	1,864,661
Dairy	2,221,986	2,135,695	1,859,850
Beverage products	1,322,961	1,267,969	1,193,014
Produce	1,010,361	1,027,058	960,815

	$21,664,921	$20,344,869	$18,862,092